UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report

6.30.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 18

Notes to financial
statements
page 23

For more information
page 36

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of debt securities.

Over the last six months

► Bonds gained modestly in the first half of 2007 despite higher interest rates and subprime mortgage market woes.

► High-yield corporate bonds were the best performers, while investment-grade corporate securities lagged.

► Overweights in high-yield corporate bonds and mortgage-backed securities helped the Fund outperform its benchmark index.

Top 10 issuers
Federal National Mortgage Assn.	38.4%	Bear Stearns Cos., Inc.	1.2%

Federal Home Loan Mortgage Corp.	6.0%	Bank of America	1.1%

Countrywide Home Loans	3.3%	Stone Container Corp.	1.0%

Goldman Sachs Group	2.2%	Ford Motor Credit Co.	0.9%

Washington Mutual, Inc.	1.4%	Charter Communications, Inc.	0.8%

As a percentage of the Fund’s net assets plus the value of preferred shares on June 30, 2007.

Managers’ report

John Hancock

Investors Trust

In an environment of rising interest rates, U.S. bonds produced modestly positive returns in the first half of 2007. The Lehman Brothers Aggregate Bond Index, a broad measure of bond market performance, returned 0.98% for the six-month period.

Bonds gained ground in the first quarter of the year as the U.S. economy continued to weaken, producing an annualized growth rate of just 0.7% . A continued slump in the housing market led to worsening delinquencies and foreclosures among subprime borrowers, and the resulting “flight to quality” helped boost the bond market.

In the second quarter, however, economic data came in stronger than expected, most notably in the labor market. In addition, inflation remained persistently above trend, in part because of a renewed rise in energy prices. As a result, expectations of an interest rate cut by the Federal Reserve before year-end faded. This combination of factors led to rising interest rates in the last two months of the period, erasing most of the bond market’s earlier gains.

The yield curve grew steeper during the six-month period. At the start of the year, the yield curve was “inverted” — short-term bond yields were slightly higher than the yields of longer-term bonds. However, longer-term bond yields rose higher than short-term yields during the period, and the yield curve returned to a more “normal” shape.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Navios Maritime	▲	Increase in global trade boosted this shipping company
Holdings

ASG Consolidated	▲	Operator of fishing boats reported strong results and consistent cash flows
Liberty Mutual	▼	Subprime lending woes weighed on property and casualty insurer

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Barry H. Evans, CFA, Jeffrey N. Given, CFA, and John F. Iles

Every sector of the bond market gained ground during the period. High-yield corporate bonds remained the top performers, though rising interest rates and a significant increase in new issues led to a sharp pullback in the high yield market late in the period. Among investment-grade sectors, mortgage-backed securities posted the best returns, while corporate bonds lagged.

Fund performance

For the six months ended June 30, 2007, John Hancock Investors Trust produced a total return of 1.31% at net asset value (NAV) and –0.47% at market value. The Fund’s NAV return and its market performance differ because the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. The Fund’s yield at closing market price on June 30, 2007 was 7.32% . By comparison, the average closed-end, intermediate-term bond fund returned 1.92%, according to Morningstar, Inc., and the Lehman Brothers Government/Credit Bond Index returned 0.97% .

“In an environment of rising

interest rates, U.S. bonds

produced modestly positive

returns in the first half of 2007.”

Overweight positions in high-yield corporate bonds and mortgage-backed securities helped the portfolio outperform its benchmark index, but our Morningstar peer group has an even higher average weighting in high yield bonds, and that factor contributed to our underperformance of the peer group average.

High yield added value

The portfolio’s outperformance of its benchmark index was driven in part by our position in high-yield corporate bonds, which outperformed during

Investors Trust

the six-month period. Although we reduced our overall exposure to corporate bonds during the period, we mainly sold investment-grade corporate securities and maintained our weighting in lower-quality corporate bonds.

We cut back on our investment-grade holdings because of concerns about “event risk” — leveraged buyouts, special dividends and other actions that favor stockholders over bondholders. In contrast, event risk has little impact on the lower-quality segment of the market, where companies are typically too debt-heavy to take on additional borrowing. Another factor in favor of high yield bonds was the positive fundamental backdrop — solid balance sheets, healthy corporate earnings growth and very few defaults.

Many of the top-performing bonds in the portfolio were high yield securities. The best contributor was shipping company Navios Maritime Holdings, Inc., which benefited from the strength of global trade. Another strong performer was ASG Consolidated, LLC, which runs a fleet of fishing boats in Alaska. The company reported solid earnings and generates very consistent cash flows and profit margins. Though we still own Navios and ASG, we sold some of our high-yield bond holdings that had enjoyed a strong run-up toward the end of the period.

The weakest performers among corporate securities tended to be longer-term bonds that suffer greater price declines when interest rates rise.  An example was a bond issued by Liberty Mutual Group, a property and casualty insurer, that matures in 2036. The combination of a long maturity and general weakness among finance-related companies because of the subprime lending problems weighed on this bond.

SECTOR DISTRIBUTION[1]
Government —
U.S. Agency	42%
Financials	25%
Consumer discretionary .	10%
Telecommunication
services	5%
Utilities	4%
Materials	4%
Industrials	4%
Energy	2%
Consumer staples	1%
Health care	1%

Upgrading mortgage holdings

We modestly increased our position in mortgage-backed securities, which provided a boost to performance during the period. We improved the credit quality of our holdings by increasing our exposure to mortgage-backed securities issued by government agencies. We also added a small position in interest-only bonds, which represent ownership in the interest payments of a pool of mortgages. These securities

Investors Trust

typically increase in value when the housing market weakens and mortgage prepayment activity declines, as it has in recent months.

Benefiting from the steeper yield curve

The steeper yield curve during the period also boosted Fund performance modestly. We positioned the portfolio to benefit from this steeper environment by reducing exposure to short- and long-term securities and shifting these assets into the intermediate sector of the market, with maturities ranging from seven to 10 years. We expect the yield curve to grow steeper going forward and plan to maintain this positioning.

“Overweight positions in high-

yield corporate bonds and

mortgage-backed securities

helped the portfolio outperform

its benchmark index…”

Outlook

Recent signs of resilience in the U.S. economy are likely to keep the Fed on hold through the end of the year. Nonetheless, we expect the housing market to weaken further, which could keep economic growth at a below-trend rate in the second half of 2007. We intend to remain overweight in mortgage-backed securities, though we are positioned defensively within the mortgage sector, and we believe corporate bonds can continue to outperform in a relatively stable credit environment.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds.

1 As a percentage of the Fund’s net assets plus the value of preferred shares on June 30, 2007.

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 6-30-07 (unaudited)

This schedule is divided into five main categories: bonds, preferred stocks, tranche loans, U.S. government and agencies securities, and short-term investments. Bonds, preferred stocks, tranche loans and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 79.98%					$129,053,375
(Cost $128,938,707)

Aerospace & Defense 0.12%					189,000

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10-15-15	BB+	$200	189,000

Agricultural Products 0.31%					506,250

Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond
(Brazil) (F)(S)	8.250	02-15-49	BB	500	506,250

Air Freight & Logistics 0.59%					945,000

Saint Acquisition Corp.,
Sr Sec Note (S)	12.500	05-15-17	B	1,000	945,000

Airlines 0.60%					969,686

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A–	382	388,541
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	10-02-19	BB–	385	395,605
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	187	185,540

Broadcasting & Cable TV 4.30%					6,945,000

Canadian Satellite Radio
Holdings, Inc.,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	2,000	2,050,000

Charter Communications Holdings
II LLC/Charter Communications II
Capital Corp.,
Sr Note	10.250	09-15-10	CCC	2,000	2,090,000

Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,000	1,050,000

Videotron Ltee,
Gtd Sr Note (Canada) (F)	6.375	12-15-15	B+	300	285,000

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,500	1,470,000

Building Products 0.57%					925,000

Masonite International Corp.
Sr Sub Note (Canada) (F)(G)(S)	11.000	04-06-15	CCC+	1,000	925,000

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming 5.60%					$9,040,423

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000%	11-15-13	BB–	$440	448,800

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (F)(S)	7.250	02-15-15	B+	1,000	995,000

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	505	477,856

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	1,000	1,038,750

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	1,030,000

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	275	256,064

Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,000	990,000

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	800	832,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	350	368,375

Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B–	1,000	965,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	500	551,250

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB–	1,043	1,087,328

Commodity Chemicals 0.95%					1,535,000

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	500,000

Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B–	1,000	1,035,000

Construction & Farm Machinery & Heavy Trucks 0.31%					501,250

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB–	500	501,250

Consumer Finance 1.79%					2,891,022

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,925	1,910,863
Note	7.800	06-01-12	B	310	302,413

HSBC Finance Capital Trust IX,
Gtd Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	700	677,746

Distillers & Vintners 0.46%					736,125

Constellation Brands, Inc.,
Sr Note (S)	7.250	05-15-17	BB–	755	736,125

Diversified Banks 2.61%					4,219,054

Bancolombia SA,
Sub Bond (Colombia) (F)	6.875	05-25-17	Ba1	400	387,500

Bank of New York,
Cap Security (S)(W)	7.780	12-01-26	A–	620	644,118

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Diversified Banks (continued)

Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32
then variable) (United
Kingdom) (F)(S)	6.860%	09-29-49	A+	$1,595	$1,630,824

Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	Baa1	905	854,226

Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 9-30-31
then variable) (United Kingdom) (F)	7.648	08-29-49	A	630	702,386
Diversified Chemicals 1.22%					1,974,550

NOVA Chemicals Corp.,
Med Term Note (Canada) (F)(L)	7.400	04-01-09	B+	1,955	1,974,550

Diversified Commercial & Professional Services 1.44%					2,315,779

ARAMARK Corp.,
Sr Note (S)	8.500	02-01-15	B–	585	595,238
Sr Note (P)(S)	8.856	02-01-15	B–	585	593,775

Hutchison Whampoa
International Ltd.,
Gtd Sr Note (Cayman Islands) (F)(S)	6.500	02-13-13	A–	750	771,516

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	350	355,250

Diversified Financial Services 2.35%					3,785,215

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	897	999,680

Cosan Finance Ltd.,
Gtd Bond (Brazil) (F)(S)	7.000	02-01-17	BB	820	794,416

Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(S)	9.875	01-31-17	B	1,280	1,350,400

Orascom Telecom Finance,
Gtd Note (Luxembourg) (F)(S)	7.875	02-08-14	B–	360	348,156

TAM Capital, Inc.,
Gtd Sr Note (Brazil) (F)(S)	7.375	04-25-17	BB–	310	292,563

Diversified Metals & Mining 0.76%					1,219,275

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	220	234,850
Sr Note	6.875	02-01-14	BBB	500	505,625

Vedanta Resources Plc,
Sr Note (United Kingdom) (F)(S)	6.625	02-22-10	BB	480	478,800

Electric Utilities 4.09%					6,603,020

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,164	1,298,267

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB–	700	778,222

CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB+	702	724,950

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

FPL Energy National Wind,
Sr Sec Note (S)	5.608%	03-10-24	BBB–	$344	$333,860

HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB–	1,175	1,239,006

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	325	343,886

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	315	337,050

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB–	442	491,278

TXU Corp.,
Sec Bond	7.460	01-01-15	BB	525	529,202

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	516	527,299

Electronic Equipment Manufacturers 0.92%					1,489,062

Freescale Semiconductor, Inc.,
Sr Sub Note (L)(S)	10.125	12-15-16	B	775	728,500

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB–	745	760,562

Food Distributors 0.38%					615,950

Sadia Overseas Ltd.,
Note (Brazil) (F)(S)	6.875	05-24-17	BB	635	615,950
Health Care Facilities 0.67%					1,075,000

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	1,000	1,075,000

Hotels, Resorts & Cruise Lines 0.83%					1,335,000

HRP Myrtle Beach Operations
LLC/HRP Myrtle Beach Operations
Capital Corp.,
Sr Sec Floating Rate Note (P)(S)	10.070	04-01-12	B+	1,335	1,335,000

Industrial Conglomerates 0.39%					630,750

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	CCC+	600	630,750

Industrial Machinery 0.27%					442,039

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	439	442,039

Integrated Oil & Gas 1.16%					1,871,110

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	565	621,500

Petro-Canada,
Deb (Canada) (F)	9.250	10-15-21	BBB	1,000	1,249,610

Integrated Telecommunication Services 3.06%					4,943,570

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB–	810	801,900

Bellsouth Corp.,
Deb	6.300	12-15-15	A	920	930,820

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Integrated Telecommunication Services (continued)

Cincinnati Bell, Inc., (L)
Sr Sub Note	8.375%	01-15-14	B–	$1,000	$1,010,000

Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB+	530	500,850

Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B+	1,700	1,700,000

Investment Banking & Brokerage 0.49%					783,135

Mizuho Financial Group
Cayman Ltd.,
Gtd Sub Bond (Cayman Islands) (F)	8.375	12-29-49	A2	750	783,135

IT Consulting & Other Services 0.84%					1,356,832

NCR Corp.,
Note	7.125	06-15-09	BBB–	375	383,082

Unisys Corp.,
Sr Note	6.875	03-15-10	B+	1,000	973,750

Marine 1.46%					2,352,650

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	1,255	1,292,650

Navios Maritime Holdings,
Sr Note (Marshall Islands) (F)(S)	9.500	12-15-14	B	1,000	1,060,000

Metal & Glass Containers 1.67%					2,692,256

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	1,085	1,129,756

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	517,500
Gtd Sr Sec Note	8.750	11-15-12	BB–	1,000	1,045,000

Multi-Line Insurance 0.77%					1,248,447

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	515	522,297

Sul America Participacoes SA,
Bond (Brazil) (F)(L)(S)	8.625	02-15-12	B	705	726,150

Multi-Media 0.73%					1,171,910

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,075,485

Quebecor Media, Inc.,
Sr Note (Canada) (F)	7.750	03-15-16	B	95	96,425

Multi-Utilities 1.45%					2,339,990

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	648,316

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	517,500

Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB–	1,151	1,174,174

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Oil & Gas Drilling 0.89%					$1,434,487

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326%	08-01-13	BBB–	$284	275,687

Gazprom,
Loan Part Note (Germany) (F)(S)	9.625	03-01-13	BBB	1,000	1,158,800

Oil & Gas Equipment & Services 0.15%					236,875

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB+	250	236,875

Oil & Gas Exploration & Production 1.03%					1,658,750

Dune Energy, Inc.,
Gtd Sr Sec Note (S)	10.500	06-01-12	B–	1,100	1,075,250

Energy XXI Gulf Coast Inc.,
Sr Note (S)	10.000	06-15-13	CCC	600	583,500

Oil & Gas Storage & Transportation 0.56%					902,150

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	B+	140	139,650

Copano Energy LLC,
Gtd Sr Note	8.125	03-01-16	B	250	253,750

Markwest Energy Partners
LP/Markwest Energy
Finance Corp.,
Sr Note	8.500	07-15-16	B	500	508,750

Packaged Foods & Meats 0.68%					1,097,400

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (O)	Zero	11-01-11	B–	1,180	1,097,400

Paper Packaging 1.55%					2,505,010

MDP Acquisitions Plc,
Sr Note (Ireland) (F)	9.625	10-01-12	B	116	121,510

Stone Container Corp.,
Sr Note	8.375	07-01-12	CCC+	1,000	1,001,250
Sr Note Ser WI	8.000	03-15-17	CCC+	1,425	1,382,250

Paper Products 0.21%					334,029

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	345	334,029

Property & Casualty Insurance 0.49%					797,345

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB–	750	797,345

Publishing 0.26%					418,370

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	418,370

Real Estate Management & Development 1.29%					2,075,850

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	165	177,525

Realogy Corp.,
Sr Note (L)(S)	10.500	04-15-14	B–	1,030	981,075
Sr Sub Note (L)(S)	12.375	04-15-15	B–	735	670,688

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	246,562

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Regional Banks 0.73%					$1,175,541

NB Capital Trust IV,
Gtd Cap Security	8.250%	04-15-27	A	$1,130	1,175,541

Restaurants 0.63%					1,025,000

Dave & Busters, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	1,000	1,025,000

Specialized Finance 2.88%					4,645,578

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	810,000

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	500	505,049

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	1,000	995,000

Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB–	1,500	1,425,000

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	897	910,529

Specialized REITs 0.21%					341,795

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	345	341,795

Specialty Chemicals 0.36%					578,419

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	565	578,419

Steel 0.77%					1,248,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B–	1,200	1,248,000

Thrifts & Mortgage Finance 19.87%					32,059,116

American Home Mortgage Assets,
Interest Only Ser 2006-6 Class XP IO	2.457	12-25-46	AAA	14,093	731,082

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.881	03-20-36	AAA	1,052	1,051,419
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.953	05-20-36	AA	1,763	1,711,753

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.300	04-25-35	AA+	438	434,542
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,467	2,472,871

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	558	536,765

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	87	87,158

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Countrywide Alternative Loan Trust,
Interest Only Ser 2005-59
Class 2X IO	1.988%	11-20-35	AAA	$8,443	$304,746
Interest Only Ser 2006-0A10
Class XP IO	1.943	08-25-46	AAA	4,280	184,583
Interest Only Ser 2006-0A12
Class X IO	2.614	09-20-46	AAA	71,055	3,419,544
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO	1.953	07-25-46	AAA	10,734	477,993
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	3,496	3,501,340
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	7,390	341,787

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	1,000	985,346

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,000	1,009,977

Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	980,834

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.217	12-25-34	AA	297	291,884
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.195	05-25-36	AA	249	250,224

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	375,687
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	369,695

Global Tower Partners Acquisition
Partners LLC,
Sub Bond Ser 2007-1A Class G (S)	7.874	05-15-37	B2	360	354,853

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.074	08-25-34	AA	1,135	1,119,981
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,167	4,192,057

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	405	404,174
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.374	05-25-35	AA	507	505,470
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	1.934	10-25-36	AAA	18,819	541,051

Merrill Lynch Mortgage
Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1
Class MF1 (P)	6.102	08-25-36	AA	1,256	1,228,693

See notes to financial statements

Investors Trust

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.352%	05-25-35	AA	$385	$378,019

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	225,534
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	201,375

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	508	509,170

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	1,455	1,411,911
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO	0.626	06-25-47	Aaa	46,715	700,725
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO	0.485	07-25-47	Aaa	26,770	358,718
Mtg Pass Thru Ctf Ser 2007-GA4
Class XPPP IO	0.813	04-25-47	Aaa	19,910	408,155

Wireless Telecommunication Services 4.26%					6,871,310

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	1,000	1,072,500

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	646,158

Digicel Group Ltd.,
Sr Note (Bermuda) (F)(L)(S)	8.875	01-15-15	Caa2	1,000	980,000

Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	1,045,000

Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (F)(S)	9.750	01-30-08	BB–	350	356,230

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	1,250	1,249,464

Rogers Wireless, Inc.,
Sr Sub Note (Canada) (F)	8.000	12-15-12	BB–	500	532,022

Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB	1,000	989,936

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 1.86%					$2,998,244

(Cost $3,066,289)

Agricultural Products 0.64%					1,039,844

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BB+	12,500	1,039,844

Multi-Utilities 0.63%					1,012,400

Dominion CNG Capital
Trust I, 7.80%			BB+	40,000	1,012,400

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value
Real Estate Management & Development 0.59%					$946,000

Public Storage, Inc., 6.50%,
Depositary Shares, Ser W			BBB+	40,000	946,000

			Credit
Issuer, description			rating (A) Shares		Value

Tranche loans 0.13%					$210,000
(Cost $210,000)

Health Care Services 0.13%					210,000

Inverness Medical
Innovations, Inc.,
Tranche B, 6-26-15 (M)			B–	210	210,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 68.05%					$109,800,060

(Cost $111,752,579)

Government U.S. Agency 68.05%					109,800,060

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	$16	16,676
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	3,104	3,075,329
CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,590	2,550,098
CMO REMIC 3174-CB	5.500	02-15-31	AAA	300	297,696

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	1	1,218
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	17	16,861
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	12	12,505
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	34	35,573
15 Yr Pass Thru Ctf (N)	6.500	07-01-34	AAA	2,905	2,932,234
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	3,627	3,644,448
30 Yr Adj Rate Pass Thru Ctf (P)	5.315	11-01-35	AAA	3,403	3,344,523
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	3,929	3,966,786
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	411	414,710
30 Yr Pass Thru Ctf (N)	6.000	07-15-34	AAA	175	173,086
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,186	3,152,059
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	1,834	1,817,591
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	988	978,684
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,792	1,773,974
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	2,231	2,208,423
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,679	5,621,521
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	13,222	13,088,392
30 Yr Pass Thru Ctf (M)	6.000	11-01-36	AAA	6,534	6,467,381
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	638	631,722
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	4,071	4,027,042
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,729	1,671,985
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,245	2,170,444
30 Yr Pass Thru Ctf (N)	5.500	01-01-37	AAA	21,451	20,689,397
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	3,896	3,757,362
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,090	4,908,924
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,180	1,139,331
CMO REMIC 2006-99-PD	5.500	01-25-35	AAA	4,913	4,718,798
CMO REMIC 3228-PJ	5.500	03-15-29	AAA	415	410,414

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal National Mortgage Assn.,
CMO REMIC 3245-MC	5.500%	10-15-30	AAA	$1,415	$1,400,466
CMO REMIC 3294-NB	5.500	12-15-29	AAA	340	335,079
CMO REMIC 3294-ND	5.500	05-15-35	AAA	7,000	6,723,340
Note	6.000	05-30-25	AAA	1,652	1,600,306

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,255
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,624
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	13,803

		Interest	Maturity	Par value
Issuer, description		rate	date	(000)	Value

Short-term investments 9.85%					$15,892,053
(Cost $15,891,413)

Government U.S. Agency 2.98%					4,800,000

Federal Home Loan Bank,
Disc Note		4.94% (Y)	07-02-07	$4,800	4,800,000

Joint Repurchase Agreement 0.04%					66,000

Joint Repurchase Agreement with Cantor Fitzgerald LP
dated 6-29-07 at 4.40% to be repurchased at
$66,024 on 7-2-07, collateralized by $51,765
of U.S. Treasury Inflation Indexed Note, 3.875%,
due 1-15-09 (Valued at $67,320, including interest)				66	66,000

Issuer				Shares	Value
Cash Equivalents 6.83%					11,026,053

John Hancock Cash Investment Trust (T)(W)			11,026,053		11,026,053

Total investments (Cost $259,858,988) 159.87%					$257,953,732

Other assets and liabilities, net (6.56%)					($10,597,713)

Fund preferred shares, at liquidation value (53.31%)					($86,042,746)

Total net assets applicable to common shareholders 100.00%					$161,356,019

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

IO Interest only (carries notional principal)

REIT Real Estate Investment Trust.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of June 30, 2007.

(M) This security having an aggregate value of $210,000, or 0.13% of the net assets applicable to common shareholders, has been purchased as a forward commitment — that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $232,625 of Federal National Mortgage Association, 6.000%, 09-01-36 has been segregated to cover the forward commitments.

(N) These securities having an aggregate value of $3,105,320 or 1.92% of the net assets applicable to common shareholders, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $3,221,416 of Federal National Mortgage Association, 5.500%, 01-01-37 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on June 30, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,234,288 or 26.79% of net assets applicable to common shareholders as of June 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on June 30, 2007.

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $248,832,935) including
$10,960,826 of securities loaned (Note 1)	$246,927,679
Investments in affiliated issuers, at value (cost $11,026,053)	11,026,053
Total investments at value (cost $259,858,988)	257,953,732
Cash	580,222
Receivable for investments sold	999,819
Receivable for shares sold	219,783
Interest receivable	2,869,417
Other assets	18,740

Total assets	262,641,713

Liabilities

Payable for investments purchased	3,789,425
Payable upon return of securities loaned (Note 1)	11,026,053
Dividends payable	11,081
Payable to affiliates
Management fees	335,002
Other	7,277
Other payables and accrued expenses	74,110

Total liabilities	15,242,948
Auction Preferred Shares (APS) Series A, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par
value, 1,720 shares issued, liquidation preference of $25,000 per share	43,021,373
APS Series B, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 1,720 shares issued,
liquidation preference of $25,000 per share	43,021,373

Net assets

Common shares capital paid-in	170,632,917
Accumulated net realized loss on investments and financial futures contracts	(7,364,007)
Net unrealized depreciation of investments and financial futures contracts	(1,905,256)
Distributions in excess of net investment income	(7,635)

Net assets applicable to common shares	$161,356,019

Net asset value per common share

Based on 8,284,226 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$19.48

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 6-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income

Interest	$8,343,395
Dividends	110,563
Securities lending	10,535
Total investment income	8,464,493

Expenses

Investment management fees (Note 2)	671,143
Accounting and legal services fees (Note 2)	16,825
Compliance fees	1,379
APS auction fees	113,552
Custodian fees	38,314
Transfer agent fees	37,954
Printing fees	28,279
Professional fees	17,022
Registration and filing fees	11,868
Trustees’ fees	4,932
Interest	219
Securities lending fees	94
Miscellaneous	9,634

Total expenses	951,215

Net investment income	7,513,278

Realized and unrealized gain (loss)

Net realized gain on
Investments	207,830
Financial futures contracts	129,269

Change in net unrealized appreciation (depreciation) of
Investments	(3,637,576)
Financial futures contracts	(150,533)

Net realized and unrealized loss	(3,451,010)
Distributions to APS Series A	(1,088,365)
Distributions to APS Series B	(1,086,753)

Increase in net assets from operations	$1,887,150

1 Semiannual period from 1-1-07 to 6-30-07.

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	12-31-06	6-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$14,350,100	$7,513,278
Net realized gain (loss)	(2,047,325)	337,099
Change in net unrealized appreciation (depreciation)	1,467,393	(3,788,109)
Distributions to APS Series A and B	(4,108,108)	(2,175,118)

Increase in net assets resulting from operations	9,662,060	1,887,150
Distributions to common shareholders
From net investment income	(10,742,292)	(5,332,211)

From Fund share transactions	886,409	427,079
Total decrease	(193,823)	(3,017,982)

Net assets

Beginning of period	164,567,824	164,374,001

End of period[2]	$164,374,001	$161,356,019

1 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

2 Includes distributions in excess of net investment income of $13,584 and $7,635, respectively.

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	12-31-02[1]	12-31-03	12-31-04	12-31-05	12-31-06	6-30-07[2]

Per share operating performance

Net asset value, beginning of period	$20.98	$21.21	$21.55	$21.22	$20.04	$19.90
Net investment income[3]	1.20	1.37	1.71	1.70	1.74	0.91
Net realized and unrealized
gain (loss) on investments	0.25	1.14	(0.21)	(1.07)	(0.07)	(0.42)
Distributions to APS Series A and B [4]	—	(0.02)	(0.16)	(0.34)	(0.50)	(0.26)
Total from investment operations	1.45	2.49	1.34	0.29	1.17	0.23
Less distributions to
common shareholders
From net investment income	(1.22)	(1.42)	(1.67)	(1.47)	(1.31)	(0.65)
From net realized gain	—	(0.60)	—	—	—	—
	(1.22)	(2.02)	(1.67)	(1.47)	(1.31)	(0.65)

Capital charges
Offering costs and underwriting
discounts related to APS	—	(0.13)	—	—	—	—
Net asset value, end of period	$21.21	$21.55	$21.22	$20.04	$19.90	$19.48
Per share market value,
end of period	$19.12	$19.98	$22.46	$17.70	$19.04	$18.31
Total return at NAV[5] (%)	7.61[6]	12.09	6.52	1.78	6.54	1.31[7]
Total return at market value[5] (%)	6.89	15.29	21.60	(15.06)	15.41	(0.47)[7]

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$170	$175	$173	$165	$164	$161
Ratio of expenses to average
net assets (%)	0.84	0.88[8]	1.16[8]	1.17[8]	1.17[8]	1.16[8,9]
Ratio of net investment income
to average net assets (%)	5.74	6.25[10]	8.03[10]	8.25[10]	8.80[10]	9.16[9,10]
Portfolio turnover (%)	314	245	128	144	63	35[7,11]

Senior securities

Total APS Series A outstanding
(in millions)	—	$43	$43	$43	$43	$43
Total APS Series B outstanding
(in millions)	—	$43	$43	$43	$43	$43
Involuntary liquidation preference
APS Series A per unit
(in thousands)	—	$25	$25	$25	$25	$25
Involuntary liquidation preference
APS Series B per unit
(in thousands)	—	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	—	$25	$25	$25	$25	$25
Asset coverage per unit [12]	—	$74,836	$74,713	$72,072	$72,917	$72,263

See notes to financial statements

Investors Trust

F I N A N C I A L  S T A T E M E N T S

Notes to Financial Highlights

1 Audited by previous auditor.

2 Semiannual period from 1-1-07 to 6-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 APS Series A and B were issued on 11-4-03.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Unaudited.

7 Not annualized.

8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.82%, 0.77%, 0.77%, 0.77% and 0.76% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 6-30-07, respectively.

9 Annualized.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.81%, 5.36%, 5.47%, 5.77% and 6.03% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 6-30-07, respectively.

11 The portfolio turnover rate including the effect of forward commitment trades is 49% for the six months ended June 30, 2007. Prior years exclude the effect of forward commitment trades.

12 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

Investors Trust

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Investors Trust (the Fund) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Significant accounting policies of the Fund
are as follows:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported

Investors Trust

on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund utilizes the level yield method to accrete discount from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2007, the Fund loaned securities having a market value of $10,960,826 collateralized by cash invested in securities in the amount of $11,026,053.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring futures position). Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

Investors Trust

The Fund had no open financial futures contracts on June 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,140,746 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2012 — $1,668,465, December 31, 2013 — $2,866,857 and December 31, 2014 — $2,605,424.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from adoption of the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $14,850,400.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the Auction Preferred Shares (collectively, “managed assets”); (b) 0.375% of the next $50,000,000;

Investors Trust

(c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average weekly managed assets in excess of $300,000,000.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $16,825. The Fund also reimbursed John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC, for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4
Fund share transactions

This listing illustrates the reclassification of the Fund’s capital accounts, dividend reinvestments and the number of common shares outstanding during the year ended December 31, 2006, and the period ended June 30, 2007, along with the corresponding dollar value.

	Year ended 12-31-06		Period ended 6-30-07[1]
	Shares	Amount	Shares	Amount
Beginning of period	8,213,076	$168,874,698	8,261,284	$170,205,838
Distributions reinvested	48,208	886,409	22,942	427,079
Reclassification of capital
accounts	—	444,731	—	—
End of period	8,261,284	$170,205,838	8,284,226	$170,632,917

1Semiannual period from 1-1-07 to 6-30-07. Unaudited

Auction preferred shares

The Fund issued a total of 3,440 Auction Preferred Shares: 1,720 shares of Series A Auction Preferred Shares and 1,720 shares of Series B Auction Preferred Shares (collectively, the Preferred Shares or APS) on November 4, 2003, in a public offering. The total offering costs of $178,036 and the total underwriting discount of $860,000 has been charged to capital paid-in of common shares during the years ended December 31, 2003 and December 31, 2004.

Investors Trust

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction. Dividend rates on APS Series A ranged from 4.75% to 5.27% and Series B from 4.80% to 5.30% during the period ended June 30, 2007. Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s bylaws. Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the Preferred Shares as of the last business day of each month in which any shares are outstanding. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Leverage

The Fund issued preferred shares to increase its assets available for investment. The Fund generally will not issue preferred shares unless the Adviser expects that the Fund will achieve a greater return on the proceeds resulting from the use of leverage than the additional costs the Fund incurs as a result of leverage. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and administrative services will be higher than if the Fund did not borrow because the Adviser’s fees are calculated based on the Fund’s total assets, including the proceeds of the issuance of preferred shares. Consequently, the Fund and the Adviser  may have differing interests in determining whether to leverage the Fund’s assets. The Board of Trustees will monitor this potential conflict. The Fund’s use of leverage is premised upon the expectation that the Fund’s dividends on its outstanding preferred shares will be lower than the return the Fund achieves on its investments with the proceeds of the issuance of preferred shares.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the dividend rates on any preferred shares

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used.

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2007, aggregated $86,327,039 and $67,668,390, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $257,775 and $17,373,570, respectively, during the period ended June 30, 2007.

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes was $260,290,901. Gross unrealized appreciation and depreciation of investments aggregated $2,186,507 and $4,523,676, respectively, resulting in net unrealized depreciation of $2,337,169.

Investors Trust

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 33 1 / 3 % of the market or fair value of its net assets and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of its total assets taken at cost. The Fund may lend portfolio securities not to exceed 33 1 / 3 % of total assets.

Bylaws

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws, effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist.

In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividend and distributions

During the period ended June 30, 2007, dividends from net investment income totaling $0.6450 per share were paid to shareholders.

The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

March 30, 2007	$0.3100
June 29, 2007	0.3350

Dividend reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com, showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

Shareholder meeting (unaudited)

On March 27, 2007, the Annual Meeting of the Fund was held to elect eight Trustees.

Proxies covering 7,162,490 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	7,056,394	106,096
James F. Carlin	7,061,382	101,108
William H. Cunningham	7,055,408	107,082
Ronald R. Dion	7,057,264	105,226
Charles L. Ladner	7,060,681	101,809
Steven R. Pruchansky	7,059,237	103,253

The preferred shareholders elected Patti McGill Peterson and John A. Moore as Trustees of the Fund until their successors are duly elected and qualified, with the votes tabulated as follows:

2,715 FOR and 17 WITHHELD.

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement:
John Hancock Investors Trust

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investors Trust (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its  affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board also noted that the Fund’s performance for the 10-year period was higher than the median performance of its Category and Peer Group, and its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted the Fund’s performance was lower than the performance of the Category and Peer Group medians but higher than its benchmark index over the 3- and 5-year periods. The Adviser noted that the Fund’s Peer Group contained primarily unleveraged closed-end funds, which impacted the Fund’s comparative performance results. The Board favorably noted the Fund’s more recent performance during the 1-year period under review was higher than the performance of the Category and Peer Group medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Expense Ratio was higher than the Gross and Net Expense Ratio of the Peer Group median. The Board also noted the differences in the funds included in the Peer Group, including differences in the employment of fee waivers and reimbursements and differences in the amount of assets under management. The Board also noted that the Fund’s Expense Ratio was lower than the Gross Expense Ratio of the Category median and not appreciably higher than the Net Expense Ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. The Adviser noted that most of the funds in the Peer Group were unleveraged, which contributed to the results. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board noted that the Advisory Agreements offered breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Transfer agent for
Ronald R. Dion, Chairman	Treasurer	common shareholders
James R. Boyle†	John G. Vrysen	Mellon Investor Services
James F. Carlin	Chief Operating Officer	Newport Office Center VII
William H. Cunningham		480 Washington Boulevard
Charles L. Ladner*	Investment adviser	Jersey City, NJ 07310
Dr. John A. Moore*	John Hancock Advisers, LLC
Patti McGill Peterson*	601 Congress Street	Transfer agent for
Steven R. Pruchansky	Boston, MA 02210-2805	preferred shareholders
*Members of the Audit Committee		Deutsche Bank Trust
†Non-Independent Trustee	Subadviser	Company Americas
	MFC Global Investment	280 Park Avenue
Officers	Management (U.S.), LLC	New York, NY 10017
Keith F. Hartstein	101 Huntington Avenue
President and	Boston, MA 02199	Legal counsel
Chief Executive Officer		Kirkpatrick & Lockhart
	Custodian	Preston Gates Ellis LLP
Thomas M. Kinzler	The Bank of New York	One Lincoln Street
Secretary and Chief Legal Officer	One Wall Street	Boston, MA 02111-2950
New York, NY 10286
Francis V. Knox, Jr.		Stock symbol
Chief Compliance Officer		Listed New York Stock
Exchange:
Charles A. Rizzo		JHI
Chief Financial Officer

For shareholder assistance
refer to page 30

How to contact us

Internet	www.jhfunds.com

Mail	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Allocation Core Portfolio	Money Market Fund
Allocation Growth + Value Portfolio	U.S. Government Cash Reserve
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	CLOSED-END
Lifecycle 2020 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2025 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2030 Portfolio	Income Securities Trust
Lifecycle 2035 Portfolio	Investors Trust
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds. com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P50SA 6/07
            8/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 27, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 27, 2007